Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
Summary of Changes in Level 3 Instruments

The following table presents the changes in level 3 instruments during the year ended December 31, 2025 (in U.S. dollars):

	December 31,	December 31,
	2025	2024
Opening balance	$—	$16,666,665
Changes during the period:
Loss on equity investment securities at fair value through profit or loss	—	(15,308,187)
Exchange difference	—	(1,358,478)
Balance at December 31, 2025	$—	$—